Fair Value Measurements (Details) - Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates - $ / shares				9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility				45.00%	16.00%
Expected life of the options to convert				5 years 3 months	5 years 6 months
Risk-free rate				0.98%	0.43%
Dividend yield				0.00%	0.00%
Fair Value, Inputs, Level 3 [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock Price (in Dollars per share)	$ 10.24	$ 9.58	$ 9.60		$ 10.24
Volatility	24.00%	15.50%	15.50%
Expected life of the options to convert	5 years 6 months	5 years 9 months	6 years
Risk-free rate	0.43%	0.35%	0.40%
Dividend yield	0.00%	0.00%	0.00%